Finance Expense (Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net change in fair value of derivatives
Expenses	$ 1,049	$ 5,160
Income		(141)	(94)
Net change in fair value of derivatives	$ 1,049	$ 5,019	$ (94)